FINANCIAL INSTRUMENTS - Maturity Analysis for Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 380,449	$ 270,476
Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	113,946	86,033
2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	258,163	5,052
2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,709	167,730
2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,684	1,253
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,566	6,205
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,381	4,203
Call option redemption liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	12,725
Call option redemption liability | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	12,725
Call option redemption liability | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Call option redemption liability | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Call option redemption liability | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Call option redemption liability | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Call option redemption liability | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Non-controlling interest put options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		10,020
Non-controlling interest put options | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Non-controlling interest put options | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Non-controlling interest put options | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		5,010
Non-controlling interest put options | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Non-controlling interest put options | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		5,010
Non-controlling interest put options | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Other long-term borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	272,282	167,139
Other long-term borrowings | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,348	1,917
Other long-term borrowings | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	257,116	264
Other long-term borrowings | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,238	161,734
Other long-term borrowings | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,278	829
Other long-term borrowings | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	921	831
Other long-term borrowings | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,381	1,564
Finance lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,460	15,279
Finance lease liabilities | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,891	6,078
Finance lease liabilities | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,047	4,788
Finance lease liabilities | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	471	986
Finance lease liabilities | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	406	424
Finance lease liabilities | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,645	364
Finance lease liabilities | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	2,639
Accounts payable and accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	85,982	78,038
Accounts payable and accrued liabilities | Current maturity
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	85,982	78,038
Accounts payable and accrued liabilities | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	$ 0